Financial risk management - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2021 € / shares shares	Jan. 31, 2021 $ / shares shares	Dec. 31, 2024 USD ($)
Financial instruments and financial risk management
Transfer into level 3 assets			$ 0
Transfer out of level 3 assets			0
Transfer into level 3 liabilities			0
Transfer out of level 3 liabilities			$ 0
Zai Lab
Financial instruments and financial risk management
Number of shares issued (in shares) | shares	568,182	568,182
Share price (in USD per share) | (per share)	€ 132	$ 132